Net Capital Requirements (Details) (USD $)	Dec. 31, 2013	Dec. 23, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio of Indebtedness to Net Capital	0.76	3.07
Minimum Ratio of Aggregate Indebtedness to Net Capital	1500.00%
Net Capital	$ 25,600,000	$ 3,400,000
Excess Capital	24,300,000	2,700,000
Event One [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Net Capital Required for Entity	$ 100,000
Event Two [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Net Capital Required as Percent of Aggregate Indebtedness	0.0667%